SUPPLEMENTAL FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

Period	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions (1)	Balance at End of Period
January 1 – January 14, 2011 (Predecessor)	$11,372	$(53)	$167	$11,152
January 15 – December 31, 2011 (Successor)	$11,152	$1,965	$802	$12,315
Year Ended December 31, 2012 (Successor)	$12,315	$2,978	$738	$14,555
Year Ended December 31, 2013 (Successor)	$14,555	$(757)	$1,181	$12,617

(1)	Uncollectible customer accounts written off, net of recoveries of previously written off customer accounts.

Inventories	Inventories

	Successor	Successor
	December 31, 2013	December 31, 2012
Raw materials	$72,170	$69,520
Work in process	124,049	96,389
Finished goods	175,968	146,061

	$372,187	$311,970

Property, Plant and Equipment

Property, Plant and Equipment

	Successor	Successor
	December 31, 2013	December 31, 2012
Land and land improvements	$34,723	$34,103
Buildings and improvements	152,281	156,981
Machinery and equipment	300,810	304,329
Construction in progress	6,294	5,843

	494,108	501,256
Accumulated depreciation	(183,965)	(146,044)

	$310,143	$355,212

Other Current Accrued Liabilities

Other Current Accrued Liabilities

	Successor	Successor
	December 31, 2013	December 31, 2012
Compensation and employee benefit liabilities	$124,893	$114,679
Deferred revenue	21,498	37,663
Product warranty accrual	24,838	26,005
Accrued interest	47,366	63,783
Restructuring reserve	18,572	20,481
Other	95,113	81,931

	$332,280	$344,542

Changes in Accumulated Other Comprehensive Income (Loss), Net of Tax

Changes in accumulated other comprehensive income (loss), net of tax, are as follows:

Successor	Foreign Currency Gain (Loss)	Pension and Other Postretirement Benefit Activity	Total
Balance at December 31, 2012	$(24,224)	$7,578	$(16,646)

Other comprehensive loss before reclassifications	(5,825)	722	(5,103)
Amounts reclassified from accumulated other comprehensive income (loss)	977	(5,504)	(4,527)

Net current period other comprehensive loss	(4,848)	(4,782)	(9,630)

Balance at December 31, 2013	$(29,072)	$2,796	$(26,276)

Cash Flow Information

Cash Flow Information

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 - December 31, 2011	January 1 - January 14, 2011
Cash paid during the period for:
Income taxes, net of refunds	$80,888	$81,138	$39,957	$2,511
Interest	$199,339	$172,109	$108,366	$6,403
Noncash investing and financing activities:
Noncash acquisition consideration	$12,400	$—	$24,200	$—
Noncash consideration received for sale of assets	$11,398	$—	$—	$—
Acquisition of treasury stock resulting from stock option exercises	$279	$2,734	$3,590	$—